FOREIGN CURRENCY AND EXCHANGE RATE DIFFERENCES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of effect of changes in foreign exchange rates [text block] [Abstract]
Schedule of foreign currency
	As of	As of
	December 31,	December 31,
Current assets	2019	2018
	ThUS$	ThUS$

Cash and cash equivalents	242,624	606,673
Argentine peso	10,974	4,236
Brazilian real	9,407	34,360
Chilean peso	50,421	415,399
Colombian peso	5,971	2,732
Euro	21,927	20,339
U.S. dollar	77,933	51,382
Other currency	65,991	78,225

Other financial assets, current	47,328	57,132
Argentine peso	7	11
Brazilian real	17,395	25,829
Chilean peso	26,008	25,904
Colombian peso	138	139
U.S. dollar	2,795	4,923
Other currency	985	326
	As of	As of
	December 31,	December 31,
Current assets	2019	2018
	ThUS$	ThUS$

Other non - financial assets, current	81,521	106,952
Argentine peso	11,263	13,077
Brazilian real	20,553	37,794
Chilean peso	24,451	30,916
Colombian peso	61	434
Euro	2,878	3,935
U.S. dollar	5,140	8,949
Other currency	17,175	11,847

Trade and other accounts receivable, current	501,006	518,006
Argentine peso	22,809	54,053
Brazilian real	1,457	6,037
Chilean peso	125,342	112,133
Colombian peso	545	5,065
Euro	32,711	49,044
U.S. dollar	257,421	2,938
Other currency	60,721	288,736

Accounts receivable from related entities, current	537	593
Chilean peso	42	200
U.S. dollar	495	393

Tax current assets	19,506	20,774
Argentine peso	1,560	812
Brazilian real	1,006	1,106
Chilean peso	1,111	4,860
Colombian peso	54	5
Euro	264	-
U.S. dollar	-	429
Peruvian sun	13,707	13,306
Other currency	1,804	256

Total current assets	892,522	1,310,130
Argentine peso	46,613	72,189
Brazilian real	49,818	105,126
Chilean peso	227,375	589,412
Colombian peso	6,769	8,375
Euro	57,780	73,318
U.S. Dollar	343,784	69,014
Other currency	160,383	392,696
	As of	As of
	December 31,	December 31,
Non-current assets	2019	2018
	ThUS$	ThUS$

Other financial assets, non-current	10,243	21,850
Brazilian real	4,441	4,941
Chilean peso	65	68
Colombian peso	296	145
Euro	1,525	7,438
U.S. dollar	2,169	7,441
Other currency	1,747	1,817

Other non - financial assets, non-current	29,166	31,126
Argentine peso	54	86
Brazilian real	7,891	7,465
U.S. dollar	3	3
Other currency	21,218	23,572

Accounts receivable, non-current	4,722	5,378
Chilean peso	4,722	5,378

Deferred tax assets	3,339	2,102
Colombian peso	487	78
U.S. dollar	856	29
Other currency	1,996	1,995

Total non-current assets	47,470	60,456
Argentine peso	54	86
Brazilian real	12,332	12,406
Chilean peso	4,787	5,446
Colombian peso	783	223
Euro	1,525	7,438
U.S. dollar	3,028	7,473
Other currency	24,961	27,384

Foreign Currency Current And Non Current Liabilities [Table Text Block]
	Up to 90 days		91 days to 1 year
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Current liabilities	2019	2018	2019	2018
	ThUS$	ThUS$	ThUS$	ThUS$

Other financial liabilities, current	69,623	63,920	210,627	107,815
Argentine peso	1	3	2	-
Brazilian real	128	261	118	-
Chilean peso	42,625	41,694	15,229	68,901
Euro	145	704	339	-
U.S. dollar	26,676	16,773	194,896	38,914
Other currency	48	4,485	43	-

Trade and other accounts payables, current	1,338,123	970,872	10,091	37,809
Argentine peso	252,799	229,907	1,096	6,142
Brazilian real	59,837	30,974	320	1,152
Chilean peso	322,996	198,766	1,295	26,113
Colombian peso	2,558	7,915	868	752
Euro	113,733	84,903	484	1,375
U.S. dollar	480,129	325,385	4,263	55
Peruvian sol	24,197	37,285	1,447	1,124
Mexican peso	5,233	5,975	33	167
Pound sterling	20,289	13,395	119	305
Uruguayan peso	1,018	847	29	-
Other currency	55,334	35,520	137	624

Accounts payable to related entities, current	53	365	-	-
Chilean peso	53	253	-	-
U.S. dollar	-	112	-	-

Other provisions, current	2,079	1,434	-	-
Chilean peso	27	28	-	-
Other currency	2,052	1,406	-	-

Tax liabilities, current	-	13	-	-
Argentine peso	-	4	-	-
Brazilian real	-	-	-	-
Chilean peso	-	9	-	-
	Up to 90 days		91 days to 1 year
	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,
Current liabilities	2019	2018	2019	2018
	ThUS$	ThUS$	ThUS$	ThUS$

Other non-financial liabilities, current	19,335	38,120	-	-
Argentine peso	348	1,089	-	-
Brazilian real	1,537	1,455	-	-
Chilean peso	705	14,130	-	-
Colombian peso	3,059	1,009	-	-
Euro	3,133	4,411	-	-
U.S. dollar	4,531	10,468	-	-
Other currency	6,022	5,558	-	-

Total current liabilities	1,429,213	1,074,724	220,718	145,624
Argentine peso	253,148	231,003	1,098	6,142
Brazilian real	61,502	32,690	438	1,152
Chilean peso	366,406	254,880	16,524	95,014
Colombian peso	5,617	8,924	868	752
Euro	117,011	90,018	823	1,375
U.S. dollar	511,336	352,738	199,159	38,969
Other currency	114,193	104,471	1,808	2,220
	More than 1 to 3 years		More than 3 to 5 years		More than 5 years
	As of	As of	As of	As of	As of	As of
	December 31,	December 31,	December 31,	December 31,	December 31,	December 31,
Non-current liabilities	2019	2018	2019	2018	2019	2018
	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$	ThUS$

Other financial liabilities, non-current	366,889	299,735	12,915	281,785	376,535	179,406
Chilean peso	236,346	16,259	2,291	237,377	369,525	172,530
Brazillian real	700	948	40	-	-	-
Euro	550	296	141	-	-	-
U.S. dollar	128,820	280,197	10,308	44,408	7,010	6,876
Other currency	473	2,035	135	-	-	-

Accounts payable, non-current	151,254	294,704	-	-	-	-
Chilean peso	14,367	14,027	-	-	-	-
U.S. dollar	135,541	279,437	-	-	-	-
Other currency	1,346	1,240	-	-	-	-

Other provisions, non-current	36,615	36,120	-	-	-	-
Argentine peso	485	542	-	-	-	-
Brazillian real	20,538	19,815	-	-	-	-
Colombian peso	281	295	-	-	-	-
Euro	9,217	9,403	-	-	-	-
U.S. dollar	6,094	6,065	-	-	-	-

Provisions for employees benefits, non-current	80,628	72,674	-	-	-	-
Chilean peso	80,628	72,187	-	-	-	-
U.S. dollar	-	487	-	-	-	-

Total non-current liabilities	635,386	703,233	12,915	281,785	376,535	179,406
Argentine peso	485	542	-	-	-	-
Brazilian real	21,238	20,763	40	-	-	-
Chilean peso	331,341	102,473	2,291	237,377	369,525	172,530
Colombian peso	281	295	-	-	-	-
Euro	9,767	9,699	141	-	-	-
U.S. dollar	270,455	566,186	10,308	44,408	7,010	6,876
Other currency	1,819	3,275	135	-	-	-

Schedule Of Foreign Currency [Table Text Block]
	As of	As of
	December 31,	December 31,
General summary of foreign currency:	2019	2018
	ThUS$	ThUS$

Total assets	939,992	1,370,586
Argentine peso	46,667	72,275
Brazilian real	62,150	117,532
Chilean peso	232,162	594,858
Colombian peso	7,552	8,598
Euro	59,305	80,756
U.S. dollar	346,812	76,487
Other currency	185,344	420,080

Total liabilities	2,674,767	2,446,785
Argentine peso	254,731	237,687
Brazilian real	83,218	54,605
Chilean peso	1,086,087	862,274
Colombian peso	6,766	9,971
Euro	127,742	101,092
U.S. dollar	998,268	1,071,190
Other currency	117,955	109,966

Net position
Argentine peso	(208,064)	(165,412)
Brazilian real	(21,068)	62,927
Chilean peso	(853,925)	(267,416)
Colombian peso	786	(1,373)
Euro	(68,437)	(20,336)
U.S. dollar	(651,456)	(994,703)
Other currency	67,389	310,114

Schedule of exchange differences
	As of December 31,	As of December 31,
	2019	2018	2017	2016

Argentine peso	59.83	37.74	18.57	15.84
Brazilian real	4.01	3.87	3.31	3.25
Chilean peso	748.74	694.77	614.75	669.47
Colombian peso	3,271.55	3,239.45	2,984.77	3,000.25
Euro	0.89	0.87	0.83	0.95
Australian dollar	1.43	1.42	1.28	1.38
Boliviano	6.86	6.86	6.86	6.86
Mexican peso	18.89	19.68	19.66	20.63
New Zealand dollar	1.49	1.49	1.41	1.44
Peruvian Sol	3.31	3.37	3.24	3.35
Uruguayan peso	37.24	32.38	28.74	29.28